VITA EQUITY, INC.
                       837 West Hastings Street, Suite 314
                           Vancouver, British Columbia
                                 Canada, V6C 3N6
                                  604.684.6412

                                                               December 22, 2004
United States
Securities and Exchange Commission
Office of Small Business
Mail Stop 0308
Washington, DC 20549
                                                                Sent via courier
                                                                ----------------
Attention:   John Fieldsend
---------------------------

Dear Sirs:

Re:   VITA EQUITY INC. Form SB-2 File number: 333-119147
--------------------------------------------------------------------------------

Thank you for your letter of October 20, 2004. In response to your comments, we have amended our Form SB-2, have included three redlined copies and three clean copies and have indicated what changes were made in this letter. In addition, we have updated our financial statements to include the nine month period ended September 30, 2004 and the appropriate comparisons to the same period for 2003.

Facing Page, page i
-------------------

     1. In response to your comment, we have checked the first box indicating that selling shareholders will offer the securities on a delayed or continuous basis.

Cover Page, page ii
-------------------

     2. In response to your comment, we have revised the language to indicate that the affiliates will also offer their securities at the fixed price of $0.05 per share for the duration of the offering.

     3. In response to your comment, we have indicated by footnote that the selling stockholders will receive all of the proceeds from the sales of common stock. The same is also indicated in the "Use of Proceeds" section.

Inside Front and Outside Back Cover Pages of Prospectus, page 1
---------------------------------------------------------------

     4. In response to your comment, we are of the view that we are not required to include the "Dealer Prospectus Delivery Obligation Statement" since, at this time, no dealers are involved in this offering and since, we are required to file a post-effective amendment to this registration statement in the event a dealer becomes involved in the offering of our securities, at which time, we will insert the appropriate wording.

     5. In response to your comment, we have revised our table of contents to ensure that the headings and subheadings correspond to the correct page numbers.

Prospectus Summary, page 1
--------------------------

     6. In response to your comment, we have removed the reference to "financial projections" as we do not intend to provide any in our Form SB-2.

The Company, page 1
-------------------

     7. In response to your comment, we have expanded our description of business to include the material aspect of our business including the total sales figures since the opening of our business, details of our establishment, the specifics of where and how we acquire our raw materials and our target market.

The Offering, page 1
--------------------

     8. In response to your comment, we confirm that the proper number of shares to be registered is 13,220,000 and have removed and replaced all references to the incorrect number wherever it appeared in the document.

Risk Factors, page 3
--------------------

     9. In response to you comment, we have revised our first paragraph to include wording to the effect that we have identified and provided information regarding all potential risks known and anticipated by us at present.

     10. In response to your comment, we have inserted a risk factor discussing the application of the Penny Stock rules regarding trading in our securities.

     11. In response to your comment, we have added a risk factor to advise investors that we have received a going concern comment from our auditors which expresses substantial doubt about our ability to continue to operate as a going concern.

     12. In response to your comment, we have revised the second paragraph of our risk section to correspond with the actual number of officers and directors as indicated elsewhere in the document.

We may not achieve sufficient brand recognition, page 4
-------------------------------------------------------

     13. In response to your comment, we wish to advise that no concrete plans have yet been made in regards to our "aggressive brand-enhancement strategy" as the strategy is dependant on our ability to finance it, which at present is not achievable. Once we have some financing, we will determine what is the best strategy to use. As such, we have added wording to the risk factor to which you referred indicating that our strategy is dependant on our ability to finance the same.

Because we depend on third party suppliers and contract craftspeople...page 4
-----------------------------------------------------------------------------

     14. In response to your comment, we have expanded this risk section to include more detail about our reliance on third party suppliers and contract craftspeople.

Because we currently sell all of our manufactured products to two clients...page
--------------------------------------------------------------------------------
5
-

     15. In response to your comment, we have included wording in the risk factor to which you referred indicating the name of the related party and its relationship to us.

Risks Related to the Industry, page 5
-------------------------------------

     16. In response to your comment, we have added a paragraph to the final risk factor in this section dealing with risks related to conflict diamonds and the situation involved with them.

Dividend Policy, page 7
-----------------------

     17. In response to your comment, we refer you to the third paragraph under the heading "Dividend Policy" which states as follows: "We have never declared or paid any cash dividends on our common stock. Any future payment of dividends will be made at the discretion of our Board of Directors based upon conditions then existing, including earnings, financial condition and capital requirements as well as such economic and other conditions as our Board of Directors may deem relevant." We are of the view that this adequately responds to your comment already.

Selling Stockholders, page 7
----------------------------

     18. In response to your comment, we have added a footnote disclosing the name of the person who enjoys voting control over the Nuvo Magazine, Ltd. shares listed in the Selling Shareholder's table.

     19. In response to your comment, we have inserted the dates during which each of Mr. Webb and Mr. Polyhronopoulos were/are President and Director. We also included the fact that Nuvo Magazine, Ltd. is a related party to the Company.

     20. In response to your comment, we have added wording to this paragraph to indicate why we cancelled all the shares subscribed for in our first offering of securities and why we refunded all the subscription proceeds.

     21. In response to your comment, we have, in our third paragraph, indicated all the positions held by Mr. Polyhronopoulos for the period in which he was involved with the Company.

     22. In response to your comment, we have included, by way of footnote, the relationship between the related party shareholder and related party sales.

Plan of Distribution, page 9
----------------------------

     23. In response to your comment, we have revised several aspects of the "Plan of Distribution" section and have included, at your request, that we will file a post effective amendment to the Prospectus if we add a broker-dealer or underwriter

     24. In response to your comment, we have revised the wording in this paragraph to state that "we are paying..." as opposed to "we are required to pay..." as we felt that it was poorly worded in the first instance. For clarification, we are NOT required to pay these costs but undertook to do so as we felt is was in the best interests of our shareholders and the Company. There are no agreements describing registration rights associated with outstanding securities.

Legal Proceedings, page 10
--------------------------

     25. In response to your comment, we have re-worded the "Legal Proceedings" section of the Prospectus such that it clearly states that there are no pending material legal proceedings.

Directors, Executive Officers, Promoters and Control Persons, Page 10
---------------------------------------------------------------------

     26. In response to your comment, we have revised the paragraphs dealing with the terms of appointment and re-appointment for Mr. Webb and Mr. Hu.

     27. In response to your comment, we have revised Mr. Webb's biography to include all positions he holds and has held with the Company.

     28. In response to your comment, we have revised the biography of Mr. Hu to more accurately and thoroughly describe his five-year employment history.

     29. In response to your comment, we wish to advise that there are no family relationships between or among our executive officers, directors and nominated persons to these positions and have made appropriate disclosure of that fact immediately following the biographies.

Security Ownership of Officers and Management, page 11
------------------------------------------------------

     30. In response to your comment, we have added a line item for shares held by our officers and directors as a group without naming them individually.

     31. In response to your comment, we have added, by way of footnote, the fact that the beneficial owners shown in the table do not have any rights to acquire additional shares of common stock within 60 days.

Description of Securities, page 11
----------------------------------

     32. In response to your comment, we have removed the qualification to our "Description of Securities" that made reference to our Articles of Incorporation. We do not believe that any other information in this prospectus is inconsistent with our Articles of Incorporation.

     33. In response to your comment, we have deleted our prior reference to pre-emptive rights or the lack thereof, and replaced that language with other wording in the general paragraph under this heading, which perhaps is clearer.

     34. In response to your comment, we have revised this paragraph to indicate that we currently have two directors which is now consistent with the disclosure under the heading "Directors, Executive Officers, Promoters and Control Persons".

Redemption, page 12
-------------------

     35. In response to your comment, we have deleted the paragraph under the heading "Redemption" and included language in the paragraph under "Description of Securities".

Liquidation Rights, page 12
---------------------------

     36. In response to your comment, we have deleted this paragraph and the heading and instead, included language regarding liquidation rights in the paragraph under the heading "Description of Securities".

Certain Provisions of the Articles of Incorporation, page 12
------------------------------------------------------------

     37. In response to your comment, we have removed the heading "Certain Provisions of the Articles of Incorporation" and the text that followed as we determined it to be unnecessary since the Articles are included as an exhibit to the Prospectus and since the topic of indemnification is dealt with shortly after this section under a separate heading of the same name.

Experts, page 12
----------------

     38. In response to your comment, we have revised the wording in this section to state that the financial statements are "included" in this Prospectus rather than "incorporated by reference" in this Prospectus.

     39. In response to your comment, we have inserted the word "annual" into the first sentence to indicate that our auditors have only audited the annual financial statements.

History and Background, page 13
-------------------------------

     40. In response to your comment, we stated that Mr. Webb devotes only part of his time at present to the operations of the Company and have included wording in the last paragraph of this section which reveals why Messrs. Baessato and Hu are not considered employees of the Company at this time.

Products and Services, page 14
------------------------------

     41. In response to your comment we have re-worded this paragraph to include a description of our business strategy and have clarified why we believe we can become a larger provider of custom jewelry products. Some of the wording for which we could not provide factual support was removed.

     42. In response to your comment, we have explained why we believe we can leverage off our expertise and existing customers to increase sales in the larger markets of Canada and the USA.

Jewelry, page 14
----------------

     43. In response to your comment, we have included wording to advise that we do not carry inventory. Once a customer places an order, the raw materials are purchased in quantities sufficient to complete the specified piece only with no surplus.

     44. In response to your comment, we have included the names of our principle suppliers of raw materials, how we are aware of them and the availability of the raw materials.

     45. In response to your comment, we have provided additional information regarding our third-party jewelry makers including compensation, availability, means of selection and all other matters we deem to be material.

     46. In response to your comment, we have discussed our dependence on our two clients and have identified them by name.

     47.  In response to your comment, we have included wording to indicate that
          we  do  not  have  any  patents,  trademarks,   licenses,  franchises,
          concessions, royalty agreements or labor contracts at this time.

Marketing and Promotion Strategy, page 14
-----------------------------------------

     48. In response to your comment, we have added a paragraph to this section which clarifies that we have not entered into any marketing contracts nor have we solicited or received any estimates of the cost of implementing such marketing programs. We intend to commence marketing once we have achieved profitability, as the funds required to market must come from profits.

     49. In response to your comment, we have added a paragraph to this section indicating that no money has been spent on research and development to date as Mr. Webb, our president came to us with a vast amount of jewelry expertise such that we were and are able to rely solely on that expertise. As such, we have not passed on any such costs to our customers as "mark-up".

Competition, page 15
--------------------

     50. In response to your comment, we have added wording in this section describing further why we believe that we have a competitive edge over mass manufacturers.

     51. In response to your comment, we have identified what we believe to be our main local and national competitors.

Regulatory Background, page 15
------------------------------

     52. In response to your comment, we have added a paragraph dealing with all municipal, provincial and national regulations that may be applicable to our operations.

Disclosure, page 15
-------------------

     53. In response to your comment, we have revised the disclosure section such that it complies with the requirements of 101(c)(3) of Regulation S-B.

Management  Discussion  and  Analysis  of  Financial  Condition  and  Results of
--------------------------------------------------------------------------------
Operation, page 15
------------------

     54. In response to your comment, we have added a paragraph dealing with what we expect to be material consideration affecting our business.

     55. In response to your comments, we wish to advise that we do not currently have an off balance sheet arrangement about which the shareholders should be made aware and as such, we have obligation to make disclosure under paragraph (c) of this Item until a definitive agreement that is unconditionally binding or subject only to customary closing conditions exists or, if there is no such agreement, when settlement of the transaction occurs.

Overview, page 15
-----------------

     56. In response to your comment, we have included additional wording under the "Results of Operations" section to address period-to-period changes and have included wording to indicate what comprises our cost of goods sold.


The Six-Month Periods Ended June 30, 2004 and June 30, 2003, page 16
--------------------------------------------------------------------

     57. In response to your comments, we have described the "Consulting Fees" listed.

Result of Operations, page 17
-----------------------------

     58. In response to this comment, we have removed the reference to the fact that we are "optimistic" that our operations will increase and instead have replaced it with a discussion of what we could expect in terms of audit fees increasing "if" our operations increased over the next year(s).

     59. In response to your comment, we have added language to the paragraph to explain why our revenues may not continue at their current levels and why they may not ever increase to the point of profitability.

     60.  In response to your comment,  we have,  in the "Result of  Operations"
          section included wording to indicate what the reasons are for our period-to-period changes in sales figures and wording which clarifies that our customers are not end users of our jewelry products.

Plan of Operations, page 17
---------------------------

     61. In response to your comment, we have added a paragraph discussing options available to us in the event we are not successful in achieving the goal set out in our current plan of operations.

     62. In response to your comment, we have re-worded this section to clarify what we were initially trying to say.

Liquidity and Capital Resources, page 18
----------------------------------------

     63. In response to your comment, we have revised our "Liquidity and Capital Resources" section such that the numbers contained therein reflect the proper numbers from the financial statements. We have also specified those amounts which are cumulative.

Certain Relationships and Related Party Transactions, page 18
-------------------------------------------------------------

     64. In response to your comment, we have identified by name, all related parties referred to in this section and have stated above the table showing the related party transactions that the transactions were on terms comparable to those we could have entered into with unaffiliated parties.

Executive Compensation, page 19
-------------------------------

     65. In response to your comment, we have restated the compensation table to reflect compensation paid for our most recent fiscal year.

     66. In response to your comment, we have clarified this note to ensure compliance with Item 402(f)(2) of Regulation S-B.

Changes in and  Disagreements  with  Accountants  on  Accounting  and  Financial
--------------------------------------------------------------------------------
Disclosure, page 19
-------------------

     67. In response to your comment, we have removed the previous paragraph and replaced it with a succinct paragraph which clearly states that there have been no changes in or disagreements with our accountants on accounting or financial disclosure.

Additional Information
----------------------

     68. In response to your comment, we have removed the statement to which you referred.

Financial Statements, page 21
-----------------------------

     69. In response to your comments, there are no material services being performed by our Board of Directors that are not being paid for.

     70. In response to your comment, we have included wording in the Form SB-2 to indicate the reasons why we refunded the money received from our initial offering of our securities. We lost or misplaced some of the source documents received during the course of conducting that offering. Specifically, we did not keep photocopies of the checks and/or bank drafts used by subscribers during that offering. As such, we were unable to show clear proof that the payment for the securities came directly from the particular shareholder although the total dollar amount received matched the number of securities issued. As such, we anticipated that this might cause us problems in the future dealing with the various regulatory bodies and decided to refund all subscription proceeds and conduct a new offering to any of the previous shareholders interested in re-subscribing and replacing those who were no longer interested with new shareholders. Unfortunately, one significant shareholder did not participate on the second offering and as such, we raised substantially less money in round two.

Balance Sheet, Current Liabilities, page 24
-------------------------------------------

     71. In response to your comment, we have set the caption on the balance sheet to show accounts payable, as there are no accrued liabilities as of such balance sheet date.

Balance Sheet, Preferred Stock, page 24
---------------------------------------

     72. In response to your comment, we have amended the Form SB-2 at page 11 to reflect more clearly that there is no preferred stock authorized nor issued and management feels that in light of this amendment, no change is required on the Financial Statements.

Note 1(K), Revenue Recognition, page 31
---------------------------------------

     73. In response to your comment, we have revised the footnote to more fully describe the Company's revenue recognition policy.

Note 2, Related Party, Transactions, Page 32
--------------------------------------------

     74. In response to your comment, we have explained the related party transaction that gave rise to the deposit payable in the "Related Party Transaction" section.

     75. In response to your comment, we have revised Note 2 to express all dollar figures in U.S. dollars only.

Related Sales of Unregistered Securities, page 35
-------------------------------------------------

     76. In response to your comment, we have included wording to reflect on what facts we relied in issuing securities to Mr. Polyhronopoulos in July 2000 pursuant to Rule 506.

Exhibits, page 37
-----------------

     77. In response to your comment, we have included as Exhibit 21 details regarding our subsidiary, Vita Equity, Inc. (Canada).

Signatures, page 39
-------------------

     78. In response to your comment, we have included all titles held by Mr. Webb beside his signatures including his position of Principal Financial Officer.

Exhibit 5.1, Opinion of Counsel
-------------------------------

     79. In response to your comment, our opinion of counsel has been revised and we have included the same as Exhibit 5.1.

Undertakings, page 38
---------------------

     80. In response to your comment, we have deleted the previous paragraphs under the "Undertakings" heading and have replaced them with the wording provided in Item 512 of Regulation S-B.

We trust the forgoing to be satisfactory and we welcome any further questions or comments you may have.


Regards,



/s/ Dwight Webb
-------------------------
Dwight Webb, President
Secretary



Enclosures